DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS- Transition Period Comparative Data (Tables)	12 Months Ended
Jun. 30, 2025
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Schedule of transition period comparative data

	June 30,	June 30,
	2024	2023
ASSETS		(Unaudited)
Current assets
Cash and cash equivalents	$6,558,176	$1,132,900
Cash segregated - customers	20,548,972	—
Cash segregated - PAB	200,738	—
Receivables - broker-dealers and clearing organizations	1,333,306	—
Receivables - customers, net	823,784	—
Other receivables	64,842	—
Prepaid expenses	67,967	29,458
Trading securities, market value, net	55	—
Due from Atlas Clear	—	49,806
Total Current Assets	29,597,840	1,212,164

Operating lease right to use lease asset	326,336	—
Property and equipment, net	16,080	—
Customer list, net	14,150,856	—
Goodwill	7,706,725	—
Pacsquare asset purchase	1,726,500	—
Bank acquisition deposit	91,200	—
Cash deposits - broker-dealers and clearing organizations	3,515,000	—
Other assets	336,017	—
Marketable securities held in Trust Account	—	57,409,747
TOTAL ASSETS	$57,466,554	$58,621,911

LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS’ DEFICIT
Current liabilities
Payables to customers	$20,162,973	$—
Accounts and payables to officers/directors	686,579	—
Accounts payable and accrued expenses	5,393,912	5,181,488
Payables - broker-dealers and clearing organizations	4,915	—
Commissions, payroll and payroll taxes	273,386	—
Current portion of lease liability	149,499	—
Stock payable	259,893	—
Convertible notes, net	3,783,437	—
Secured convertible note, net	6,857,101	—
Promissory notes	852,968	—
Short-term merger financing, net	5,092,083	—
Contingent gurantee	3,256,863	—
Subscription agreement	2,425,647	—
Excise tax payable	2,067,572	—
Excise taxes payable	—	1,485,236
Stock payable - related party	55,087	—
Advance from related parties	—	1,968,116
Promissory note – related party	—	480,000
Total Current Liabilities	51,321,915	9,114,840

Accrued contingent liability	100,000	—
Long-term merger financing, net	7,606,561	—
Derivative liability - convertible notes	16,462,690	—
Derivative liability - warrants	307,656	307,656
Earnout - liability	12,298,000	—
Deferred income tax liability	5,245,886	—
Subordinated borrowings	1,950,000	—
Trading account deposit	100,000	—
Long-term lease liability	182,729	—
Total Liabilities	95,575,437	9,422,496

Commitments and Contingencies

Common stock subject to possible redemption	—	57,113,761

Stockholders’ Deficit
Preferred stock, $0.0001 par value;	—	—
Common stock, $0.0001 par value;	1,246	503
Additional paid-in capital	110,164,676	—
Accumulated deficit	(148,274,805)	(7,914,849)
Total Stockholders’ Deficit	(38,108,883)	(7,914,346)
TOTAL LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS’ DEFICIT	$57,466,554	$58,621,911

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2024	2023	2024	2023
REVENUES
Commissions	$1,750,159	$—	$2,679,673	$—
Vetting fees	340,050	—	499,125	—
Clearing fees	624,550	—	756,393	—
Net gain/(loss) on firm trading accounts	6,390	—	10,046	—
Other revenue	9,650	—	56,246	—
TOTAL REVENUES	2,730,799	—	4,001,483	—

EXPENSES
Compensation, payroll taxes and benefits	1,355,058	—	2,386,837	—
Data processing and clearing costs	843,824	—	1,299,527	—
Regulatory, professional fees and related expenses	112,216	—	11,649,470	—
Stock compensation - founder share transfer	—	—	1,462,650	—
Communications	172,018	—	254,608	—
Occupancy and equipment	54,765	—	76,324	—
Transfer fees	54,807	—	75,425	—
Bank charges	52,077	—	88,253	—
Intangible assets amortization	337,911	—	791,375	—
Other	147,042	—	185,840	—
Operating and formation costs	—	577,313	—	1,485,122
TOTAL EXPENSES	3,129,718	577,313	18,270,309	1,485,122

LOSS FROM OPERATIONS	(398,919)	(577,313)	(14,268,826)	(1,485,122)

OTHER INCOME/(EXPENSE)
Interest income	587,637	8,458	938,802	8,458
Interest earned on marketable securities held in Trust Account	—	727,468	256,279	2,028,921
Gain on sale of assets	146,706	—	146,706	—
Net gain on settlement	—	829,853	—	829,853
Loss on AtlasClear asset acquisition	(17,845,813)	—	(86,392,769)	—
Change in fair value of warrant liability derivative	307,656	(184,594)	—	(123,062)
Change in fair value, convertible note derivative	(992,152)	—	(3,585,902)	—
Change in fair value, long-term and short-term note derivative	(3,101,057)	—	(11,208,055)	—
Change in fair value of non-redemption agreement	—	—	(164,626)	—
Change in fair value of Contingent guarantee	(3,256,863)	—	(3,256,863)	—
Change in fair value of earnout liability	(1,115,000)	—	(1,335,000)	—
Change in fair value of subscription agreement	(4,413,946)	—	(38,796)	—
Extinguishment of stock payable	985,072	—	985,072	—
Extinguishment of accrued expenses	114,199	—	879,473	—
Interest expense	(3,210,786)	—	(3,732,178)	—
TOTAL OTHER INCOME/(EXPENSE)	(31,794,347)	1,381,185	(106,507,857)	2,744,170

Income before provision for income taxes	(32,193,266)	803,872	(120,776,683)	1,259,048
Provision for income taxes	563,736	(318,313)	569,736	(581,118)
Net income	$(31,629,530)	$485,559	$(120,206,947)	$677,930

	Six Months Ended June 30,
	2024	2023

Cash Flows from Operating Activities:
Net income (loss)	$(120,206,947)	$677,930
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Change in fair value of warrant liability derivative	—	123,062
Change in fair value of non-redemption agreement	164,626	—
Loss on AtlsClear asset acquisition	86,392,769	—
Change in fair value, convertible note derivative	3,585,904	—
Change in fair value, long-term and short-term note derivative	11,208,055	—
Interest expense on convertible notes	1,896,714	—
Transaction costs paid with stock	1,401,937	—
Stock based compensation	1,462,650	—
Change in fair value, earnout liability	1,335,000	—
Fee on Secured convertible note	1,500,000	—
Change in operating lease expense	68,727	—
Change in fair value, contingent guarantee	3,256,863	—
Interest earned on marketable securities held in Trust Account	(251,569)	(2,028,921)
Change in fair value, subscription agreement	38,796	—
Depreciation expense	7,565	—
Amortization of intangibles	791,375	—
Bad debt expense	2,474	—
Changes in operating assets and liabilities:
Due from Atlas Clear	—	(49,806)
Income taxes payable	—	44,118
Marketable securities	6,820	—
Receivables from brokers & dealers	2,203,271	—
Receivables from customers	(303,486)	—
Receivables from others	(59,043)	—
Advances and Prepaid expenses	133,158	4,194
Cash deposits with clearing organization & other B/Ds	21,664	—
Change in operating lease right-of-use assets	(11,713)	—
Other assets	49,041	—
Payables to customers	(5,124,740)	—
Payables to officers & directors	98,048	—
Payable to brokers & dealers	(12,903)	—
Deferred tax liability	(43,484)	—
Accounts payable and accrued expenses	(1,066,430)	443,812
Commissions and payroll taxes payable	39,638	—
Stock Loan	259,893	—
Change in operatin lease right-of-use asset	(56,900)	—
Receivables from brokers & dealers	—	—
Receivables from customers	—	—
Net cash provided by (used in) operating activities	(11,212,227)	(785,611)

Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay franchise and income taxes	68,418	—
Investment of cash into Trust Account	(160,000)	(875,000)
Cash withdrawn from Trust Account in connection with redemption	53,947,064	1,015,001
Cash paid for purchase of Pacsquare	(500,000)	—
Cash received from acquisition of Wilson-Davis	33,333,876	—
Cash withdrawn from Trust Account for working capital purposes	1,195,565	148,523,642
Cash paid to Wilson Davis shareholders	(8,092,568)	—
Net cash provided by (used in) investing activities	79,792,355	148,663,643

Cash Flows from Financing Activities:
Proceeds from secured convertible note	6,000,000	—
Transaction costs financed	5,002,968	—
Repayment of advances from related party	—	(300,000)
Advances from related party	1,052,300	1,948,950
Redemption of common stock	(53,947,064)	(148,523,642)
Net cash provided by (used in) financing activities	(41,891,796)	(146,874,692)

Net Change in Cash	26,688,332	1,003,340
Cash – Beginning	619,554	129,560
Cash – Ending	$27,307,886	$1,132,900

Supplementary cash flow information:
Cash paid for income taxes	$—	$537,000

Supplemental disclosure of non-cash investing and financing activities:
Shares issued to settled advances from related party and notes payable related party	$4,577,569	$—
Transaction cost settled with subscription payable	$2,386,851	$—
Fair value of equity treated earnout in AtlasClear, Inc asset acquisition	$31,347,000	$—
Fair value of shares issued in AtlasClear, Inc asset acquisition	$44,400,000	$—
Fair value of liability treated earnout in AtlasClear, Inc asset acquisition	$10,963,000	$—
Fair value of shares transferred to Wilson Davis shareholders	$6,000,000	$—
Short term notes issued to Wilson Davis shareholders	$5,000,000	$—
Long term notes issued to Wilson Davis shareholders	$7,971,197	$—
Common stock issued to settled vendor obligations	$64,376	$—
Fair value of shares transferred to Secured convertible note holders	$1,250,698	$—
Redeemable shares transferred to permanent equity	$1,195,566	$—
Non-redemption agreement re-classed to permanent equity	$1,606,279	$—
Shares issued to purchase Pacsquare	$1,226,500	$—
Shares issued as deposit for Commercial bank acquisition	$91,200	$—
Initial Classification of derivative liability – convertible notes	$1,668,731	$—
Interes settled with shares	$210,550	$—
Interest settled with shares transferred by related party	$48,750	$—
Cancellation of admin fees	$—	$120,000
Excise tax related to redemptions	$539,471	$1,485,236
Accretion of common stock subject to possible redemption	$592,577	$2,217,201